Note 10 - Derivative Instruments (Details) In Thousands, unless otherwise specified	3 Months Ended					12 Months Ended					10 Months Ended	12 Months Ended			9 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2014 GBP (£)	Dec. 31, 2013 USD ($)	Dec. 31, 2012	Dec. 31, 2013 Predecessor [Member] Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2013 Predecessor [Member] Interest Rate Contract [Member] USD ($)	Dec. 31, 2013 Predecessor [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2012 Predecessor [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2011 Predecessor [Member] Foreign Exchange Contract [Member] USD ($)	Oct. 31, 2013 Predecessor [Member] USD ($)	Dec. 31, 2012 Predecessor [Member] USD ($)	Dec. 31, 2013 Successor [Member] Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2013 Successor [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2013 Successor [Member] USD ($)	Dec. 31, 2013 Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2012 Other Expense [Member] Interest Rate Contract [Member] USD ($)	Dec. 31, 2012 Interest Rate Contract [Member] USD ($)	Dec. 31, 2011 Interest Rate Contract [Member] USD ($)	Jun. 30, 2012 Interest Rate Contract [Member] USD ($)	Mar. 31, 2014 Foreign Exchange Contract [Member] USD ($)	Mar. 31, 2013 Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2013 Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2012 Foreign Exchange Contract [Member] USD ($)
Note 10 - Derivative Instruments (Details) [Line Items]
Derivative, Floor Interest Rate																				5.20%
Derivative, Cap Interest Rate																				6.25%
Derivative, Notional Amount																				$ 100,000
Derivative, Net Hedge Ineffectiveness Gain (Loss)																	(13)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	4	(507)				(384)	1,462						163		100						15	780		518
Interest Expense, Trading Liabilities																		2,364	4,949
Derivative, Fixed Interest Rate																		5.20%
Revenues Denominated in U.S. Dollars, Percentage	25.00%				25.00%
Derivative Asset, Notional Amount																9,500
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax								(387)	128	555	(249)	1,980		115							159	223
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months																							163
Foreign Currency Cash Flow Hedge Asset at Fair Value	$ 5,000		£ 3,107	$ 9,500																	$ 5,000